OTHER LONG-TERM ASSETS (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Pension asset	$ 217	$ 183
Long-term receivables	443	124
Deferred player compensation	473	0
Deferred contract costs	450	336
Contract assets	102	97
Residual value return provision asset	158	162
Long-term prepaid expenses	161	106
Other	48	19
Other long-term assets	$ 2,052	$ 1,027